Fair Value Of Financial Instruments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Mar. 31, 2012
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	¥ 15	[1]		¥ 52	[1]
Transfers out of Level 3, liabilities	11	[1]		14	[1]
Transfers into Level 3, Assets	56	[1]		108	[1]
Transfers into Level 3, liabilities	6	[1]		43	[1]
Gains from changes in fair value of the financial liabilities for which the fair value option was elected attributable to the change in creditworthiness	5		15	6		10
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans	1			1			1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	3			3			13
Concentrations of credit risk, percentage				20.00%			18.00%
Office buildings, land, equipment and facilities, impaired during period, fair value							17
Foreign exchange contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	2	[1],[2]		13	[1],[2]
Transfers into Level 3, Assets	5	[1],[2]		5	[1],[2]
Equity contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(10)	[1],[2]		(6)	[1],[2]
Transfers into Level 3, Assets	(4)	[1],[2]		(6)	[1],[2]
Credit contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	2	[1],[2]		(6)	[1],[2]
Transfers into Level 3, Assets	1	[1],[2]		1	[1],[2]
Interest rate contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(4)	[1],[2]		(1)	[1],[2]
Transfers into Level 3, Assets	32	[1],[2]		35	[1],[2]
Recognized losses on derivatives when the transfer into Level 3 occurred	6			6
Netting [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(10)	[1]
Transfers into Level 3, Assets	34	[1]		35	[1]
Financial assets excluding derivative assets [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	13			281
Transfer from Level 2 to Level 1	136			329
Transfers out of Level 3, assets	25			52
Transfers into Level 3, Assets	22			73
Non-trading debt securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2				249
Equities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	6			22
Transfer from Level 2 to Level 1	134			324
Transfers out of Level 3, assets				5	[1]
Other [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	5			6
Financial liabilities excluding derivative liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	4			10
Transfer from Level 2 to Level 1	100			371
Transfers out of Level 3, liabilities	11			14
Transfers into Level 3, liabilities	6			43
Trading liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	4			10
Transfer from Level 2 to Level 1	98			370
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	11	[1]		29	[1]
Transfers into Level 3, Assets	11	[1]		39	[1]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets				6	[1]
Foreign government, agency and municipal securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets				5	[1]
Transfers into Level 3, Assets	6	[1]		23	[1]
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, liabilities	10	[1]		13	[1]
Transfers into Level 3, liabilities	¥ 6	[1]		¥ 42	[1]
Ashikaga Holdings Co., Ltd. [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Percentage of ownership of common stock				47.00%

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.